Auditor's remuneration	12 Months Ended
Dec. 31, 2022
Additional information [abstract]
Auditors' remuneration

6	Auditors’ remuneration

	2022	2021	2020
	£m	£m	£m
Audit fees payable to PwC	11.3	10.4	11.3
Other audit fees payable	0.7	0.4	0.4
Year ended 31 Dec	12.0	10.8	11.7

Fees payable by the group to PwC
	2022	2021	2020
	£m	£m	£m
Fees for HSBC Bank plc‘s statutory audit[1]	5.5	4.8	5.3
Fees for other services provided to the group	15.6	14.3	13.1
– audit of the group‘s subsidiaries[2]	5.8	5.6	6.0
– audit-related assurance services[3]	5.3	5.7	4.2
– other assurance services[4]	4.5	3.0	2.9
Year ended 31 Dec	21.1	19.1	18.4
1Fees payable to PwC for the statutory audit of the consolidated financial statements of the group. They exclude amounts payable for the statutory audit of the bank’s subsidiaries which have been included in ‘Fees for other services provided to the group’.
2Including fees payable to PwC for the statutory audit of the bank’s subsidiaries.
3Including services for assurance and other services that relate to statutory and regulatory filings, including interim reviews.
4Including permitted services relating to attestation reports on internal controls of a service organisation primarily prepared for and used by third-party end user, including comfort letters.
Fees payable for non-audit services for HSBC Bank plc are not disclosed separately because such fees are disclosed on a consolidated basis for the group.